Loans receivable, net (Narrative) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Jun. 30, 2018 CNY (¥)	Aug. 31, 2016 CNY (¥)
Loans receivable, net
Loans receivable						¥ 4,000	¥ 73,330
Annual rate (as a percentage)	4.35%	4.35%				4.35%
Equity investment							¥ 26,670
Proceeds from Collection of Loans Receivable		¥ 60,000	$ 8,727	¥ 0	¥ 186,000
Financing Receivable, Gross	¥ 17,330	¥ 17,330		¥ 73,330
Minimum
Loans receivable, net
Annual rate (as a percentage)	4.35%	4.35%					4.35%
Maximum
Loans receivable, net
Annual rate (as a percentage)	10.00%	10.00%					10.00%
Venture capital fund ("Fund")
Loans receivable, net
Investments							¥ 100,000
Proceeds from Collection of Loans Receivable	¥ 60,000
Financing Receivable, Gross	13,330	¥ 13,330
Interest Receivable	14,427	14,427
Financing Receivable, Allowance for Credit Losses	¥ 27,757	¥ 27,757